Commitments, Contingent Liabilities and Other Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments, Contingent Liabilities and Other Matters
Total rental expense	$ 7,300,000	$ 8,300,000	$ 12,200,000
Future minimum lease payments due under non-cancellable operating leases
2014	4,330,000
2015	2,874,000
2016	2,034,000
2017	917,000
2018	405,000
Thereafter	227,000
Total	10,787,000
Minimum period for non-cancellable sub-leases	1 year
Aggregate future minimum rentals to be received under non-cancellable sub-leases	66,500,000
Approximate cash maintained to satisfy regulatory reserve requirements	$ 96,087,000	$ 84,070,000